Inventories	12 Months Ended
Dec. 31, 2013
Inventories
Inventories	Note E. Inventories
($ in millions)

At December 31:	2013	2012
Finished goods	$444	$475
Work in process and raw materials	1,866	1,812
Total	$2,310	$2,287